Cover	3 Months Ended
Mar. 31, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2024
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	1-31317
Entity Registrant Name	COMPANHIA DE SANEAMENTO BASICO DO ESTADO DE SAO PAULO-SABESP
Entity Central Index Key	0001170858
Entity Address, Address Line One	Rua Costa Carvalho, 300
Entity Address, City or Town	São Paulo
Entity Address, Postal Zip Code	05429-900